Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Details Narrative) $ in Millions, $ in Billions	3 Months Ended	12 Months Ended
	Apr. 30, 2022 CAD ($)	Oct. 31, 2022 CAD ($) ClassAction	Oct. 31, 2022 USD ($) ClassAction	Oct. 31, 2021 CAD ($)
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Commitment to fund private equity investments		$ 502		$ 326
Other Income(loss) [Member] | Rothstein Litigation [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Gains losses on litigation settlements	$ 224
Credit Card Fees [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Number of proposed class actions | ClassAction		7	7
Number of remaining class actions | ClassAction		5	5
Within 1 year [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		$ 14
Over 1 year to 2 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		60
Over 2 years to 3 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		131
Over 3 years to 4 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		283
Over 4 years to 5 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		374
Over 5 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		6,350
Litigation and other provision [member] | Collective national settlement [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Payments for legal settlements		$ 120
Litigation and other provision [member] | Stanford litigation [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Amount on Ponzi scheme			$ 7.2
Number of other Plaintiffs		4	4
Litigation and other provision [member] | TD Ameritrade Stockholder Litigation [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Percentage of Stockholders approval for merger		66.67%	66.67%
Bottom of range [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Operating lease commitments annual payment		$ 798		746
Paid for short-term and low-value asset leases		9		14
Bottom of range [member] | Litigation and other provision [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses		0		0
Top of range [member] | Litigation and other provision [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses		$ 1,260		$ 1,450